UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
May 4, 2010

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	40

Form 13F Information Table Value Total:	9540
					(thousands)



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LAB                     COM              002824100      188     3575 SH       SOLE                     3575
AMERICAN ELEC PWR              COM              025537101      120     3500 SH       SOLE                     3500
BANK OF AMERICA                COM              060505104      128     7171 SH       SOLE                     7171
BAXTER INTL                    COM              071813109      214     3675 SH       SOLE                     3675
BECTON DICKINSON               COM              075887109      374     4745 SH       SOLE                     4745
BRIDGE RESOURCES               COM              10805W105        3    10000 SH       SOLE                    10000
CATERPILLAR INC                COM              149123101      114     1810 SH       SOLE                     1810
CHEVRON CORP                   COM              166764100       19      250 SH       SOLE                      250
CISCO SYSTEMS                  COM              17275R102      322    12380 SH       SOLE                    12380
CONSOLIDATED EDISON            COM              209115104      274     6150 SH       SOLE                     6150
COSTCO                         COM              22160K105      431     7220 SH       SOLE                     7220
DUKE ENERGY                    COM              26441C105      227    13925 SH       SOLE                    13925
EXXON MOBIL                    COM              30231G102      626     9343 SH       SOLE                     9343
GENERAL ELECTRIC               COM              369604103      215    11788 SH       SOLE                    11788
GENERAL MILLS                  COM              370334104       78     1100 SH       SOLE                     1100
INT'L BUS MACH                 COM              459200101       70      542 SH       SOLE                      542
JOHNSON & JOHNSON              COM              478160104      485     7435 SH       SOLE                     7435
METLIFE                        COM              59156R108      172     3975 SH       SOLE                     3975
MICRON TECH                    COM              595112103        9      900 SH       SOLE                      900
MICROSOFT                      COM              594918104      429    14640 SH       SOLE                    14640
NOBLE CORP                     COM                             123     2950 SH       SOLE                     2950
PROCTOR & GAMBLE               COM              742718109      232     3668 SH       SOLE                     3668
US BANCORP                     COM              902973106     1035    39975 SH       SOLE                    39975
WAL-MART                       COM              931142103       61     1100 SH       SOLE                     1100
WELLS FARGO                    COM              949746101        6      200 SH       SOLE                      200
BARCLAYS BK 6.625% PERP                         06739F390       16      700 SH       SOLE                      700
BB&T CAP TST 8.95% CALL 9/15/1                  05530j205       23      850 SH       SOLE                      850
JP MORGAN 8.625% CALL 9/1/13                    46625H621       49     1750 SH       SOLE                     1750
ROYAL BK SCOTLND 6.75% CALL 6/                  780097754        5      400 SH       SOLE                      400
ROYAL BK SCOTLND 7.25% CALL 12                  780097713       94     6550 SH       SOLE                     6550
AIM DEVELOPING MKTS A                           00141T577       42 1470.588 SH       SOLE                 1470.588
ARTISAN INTL FD                                 04314H204       42 2094.972 SH       SOLE                 2094.972
BARON GROWTH FD                                 068278209     1115 25307.454SH       SOLE                25307.454
LAUDUS INT'L MRKTMASTERS INST                   808509640      834 50060.772SH       SOLE                50060.772
LAUDUS INT'L MRKTMASTERS INV                    808509889       12  702.303 SH       SOLE                  702.303
THORNBURG VAL FD-A                              885215731       97 2974.368 SH       SOLE                 2974.368
ISHARES BARCLAYS 1-3 YR TRS BD                  464287457      846 10150.000SH       SOLE                10150.000
ISHARES BARCLAYS TRES PROT INF                  464287176       88  850.000 SH       SOLE                  850.000
ISHARES COMEX GOLD TRUST                        464285105      206 1885.000 SH       SOLE                 1885.000
ISHARES S&P PREFD INDX                          464288687      118 3045.000 SH       SOLE                 3045.000